Parent Only Information (Details) - Schedule of condensed statements of operations - Previously Reported [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Revenue	$ 2,608	$ 2,527
Cost of revenue	(2,268)	(2,302)
General and administrative expenses	(3,502)	(508)
Sales and marketing expenses	(150)	(14,464)
R&D expenses	(6)
Asset impairment loss	(19)
Other expense, net	(885)
Share of income/(loss) from subsidiaries and VIE	(4,623)	(909)	403
Net income/(loss)	$ (8,845)	$ (15,656)	$ 403